SHAREHOLDERS' EQUITY (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands				1 Months Ended					3 Months Ended	12 Months Ended
	Nov. 11, 2020 USD ($) $ / shares shares	Mar. 15, 2020 USD ($) $ / shares shares	Jan. 07, 2020 $ / shares shares	Sep. 30, 2020 shares	Feb. 17, 2020 $ / shares	Jan. 28, 2020 $ / shares shares	Nov. 25, 2019 $ / shares shares	Aug. 31, 2019 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2021 ₪ / shares	Apr. 23, 2021 ₪ / shares shares	Dec. 31, 2020 ₪ / shares	Nov. 11, 2020 ₪ / shares shares	Aug. 31, 2019 ₪ / shares	Aug. 31, 2019 $ / shares	Jun. 30, 2019 ILS (₪) ₪ / shares shares	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value | ₪ / shares														₪ 0.01		₪ 0.01	₪ 0.01			₪ 0.01
Ordinary shares																	124,914
Exercise price | $ / shares	$ 21.615
Stock split										1-for-2
Issuance of shares								1,000,000
Proceeds from initial public offering | $								$ 69,784				$ 69,784
IPO expenses | $								$ 7,216
Shares authorized									100,000,000	100,000,000	100,000,000									100,000,000
Shares authorized amount | ₪																				₪ 1,000,000
Stock options granted	13,000
Repurchase of ordinary shares | $									$ 17,218	$ 35,365
Repurchase of ordinary shares, shares									786,882	693,734
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $										$ 19,279
Unvested options										245,540
Unrecognized compensation expense | $										$ 7,615
Unrecognized compensation cost, recognition period										1 year
Aggregate intrinsic value | $										$ 18,530
Vested at end of year										262,540
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of RSU granted, per share | $ / shares										$ 34.87
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of RSU granted, per share | $ / shares										40.6
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of RSU granted, per share | $ / shares										$ 54.61
GIBF and JVC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase consideration | $	$ 2,700
Guangzhou Sino Israel Bio Industry Investment Fund LLP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership interest																					51.00%
Guangzhou Sino Israel Bio Industry Investment Fund LLP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payment to purchase licence | $													$ 1,700
Ownership interest exchange																					49.00%
Waiver of redeemable non controlling interest | $										$ 2,317
Invasix UK [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value | ₪ / shares															₪ 0.01
Ordinary shares															457,912
Ownership interest exchange															49.00%
Board of Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares		$ 9.845	$ 17.52		$ 21.98	$ 21.95	$ 20.775
Stock options granted		2,518,300	1,906,000			85,000	224,500
Stock options cancelled		2,518,300
2018 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares										800,000
Number of options available for grant										1,519,728
Aggregate intrinsic value | $										$ 173,630
2018 Incentive Plan [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining contractual life										3 years 9 months 14 days
Total intrinsic value of options exercised | $										$ 277,978	$ 190,498	7,702
Fair value of options granted | $									$ 16,345		$ 16,345	$ 2,798
Unvested options										294,754
Unrecognized compensation expense | $										$ 1,843
Unrecognized compensation cost, recognition period										1 year
Non-Israeli [Member] | Board of Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares		$ 9.845			$ 21.98		$ 20.775
Stock options granted		449,000					30,000
Fair value of options granted | $		$ 3,283
Vested options | $		$ 666
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value | ₪ / shares																		₪ 0.01
Issuance of shares								10,000,000
Price per share | $ / shares																			$ 7
Repurchase of ordinary shares, shares				2,000,000